PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
IPO distribution and promotional and advertisement service receivables	$ 2,080,411
Input VAT receivables	1,626,213	$ 1,030,107
Interest receivables	1,526,625	158,306
Prepayment for share purchase in relation to acquisition and long-term investment	854,891
Prepaid professional service fees	405,094	1,161,320
Prepaid data and IT service expenses	391,214
Advances to employees	286,900	1,258,313
Prepaid marketing expenses	222,167	189,503
Rental and other deposits	215,182	421,059
Prepaid IPO related professional fees		1,391,231
Others	411,495	193,356
Prepaid expenses and other current assets	$ 8,020,192	$ 5,803,195